UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Keane Capital Management Inc.

Address:    3440 Toringdon Way
            Suite 308
            Charlotte, North Carolina 28277

13F File Number: 028-10739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ted Slack
Title:      Controller & Chief Compliance Officer
Phone:      (704) 973-4022

Signature, Place and Date of Signing:


/s/Ted Slack                 Charlotte, North Carolina     November 14, 2012
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:        $114,116
                                              (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                    Keane Capital Management Inc.
                                                         September 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000) PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      ------- -------   --- ----   ----------  -----    ----      ------ ----
AIR TRANSPORT SERVICES GRP I  COM              00922R105  2,366      536,595 SH         SOLE                   536,595
ALLIANCE FIBER OPTIC PRODS I  COM NEW          018680306  2,246      249,794 SH         SOLE                   249,794
ALLIANCE ONE INTL INC         COM              018772103  3,664    1,134,369 SH         SOLE                 1,134,369
AMERICAN AXLE & MFG HLDGS IN  COM              024061103  2,813      249,574 SH         SOLE                   249,574
AMERICAN EQTY INVT LIFE HLD   COM              025676206  3,470      298,379 SH         SOLE                   298,379
ASIA ENTN & RESOURCES LTD     SHS              G0539K108    774      256,311 SH         SOLE                   256,311
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW          049164205  2,323       45,000 SH         SOLE                    45,000
BOISE INC                     COM              09746Y105  1,372      156,566 SH         SOLE                   156,566
CASELLA WASTE SYS INC         CL A             147448104  2,921      683,545 SH         SOLE                   683,545
CENTRAL GARDEN & PET CO       CL A NON-VTG     153527205  1,265      104,710 SH         SOLE                   104,710
CENVEO INC                    COM              15670S105  2,285      997,881 SH         SOLE                   997,881
CHINA CERAMICS CO LTD         SHS              G2113X100    974      526,534 SH         SOLE                   526,534
CHINA GERUI ADV MAT GR LTD    SHS              G21101103  1,211      699,833 SH         SOLE                   699,833
CHINA XD PLASTICS CO LTD      COM              16948F107  1,031      269,729 SH         SOLE                   269,729
CLOUD PEAK ENERGY INC         COM              18911Q102    905       50,000 SH         SOLE                    50,000
DATALINK CORP                 COM              237934104  1,635      197,412 SH         SOLE                   197,412
DELTA APPAREL INC             COM              247368103  1,530      111,101 SH         SOLE                   111,101
DFC GLOBAL CORP               COM              23324T107  2,372      138,332 SH         SOLE                   138,332
DIGITALGLOBE INC              COM NEW          25389M877  2,030       99,549 SH         SOLE                    99,549
ELECTRONICS FOR IMAGING INC   COM              286082102  1,518       91,360 SH         SOLE                    91,360
ENCORE CAP GROUP INC          COM              292554102  2,053       72,630 SH         SOLE                    72,630
EPL OIL & GAS INC             COM              26883D108  2,589      127,589 SH         SOLE                   127,589
FARMER BROS CO                COM              307675108    177       18,591 SH         SOLE                    18,591
GREAT LAKES DREDGE & DOCK CO  COM              390607109  2,104      273,246 SH         SOLE                   273,246
IMPERIAL HLDGS INC            COM              452834104  1,256      368,334 SH         SOLE                   368,334
JAKKS PAC INC                 COM              47012E106  2,426      166,513 SH         SOLE                   166,513
KEYNOTE SYS INC               COM              493308100    574       39,615 SH         SOLE                    39,615
KRATOS DEFENSE & SEC SOLUTIO  COM NEW          50077B207  2,044      350,041 SH         SOLE                   350,041
K-SWISS INC                   CL A             482686102  1,767      515,242 SH         SOLE                   515,242
KVH INDS INC                  COM              482738101  1,999      148,150 SH         SOLE                   148,150
LIBBEY INC                    COM              529898108  2,183      138,365 SH         SOLE                   138,365
LIHUA INTL INC                COM              532352101  1,055      296,453 SH         SOLE                   296,453
LIONBRIDGE TECHNOLOGIES INC   COM              536252109  2,818      800,466 SH         SOLE                   800,466
LO-JACK CORP                  COM              539451104  3,185    1,415,485 SH         SOLE                 1,415,485
MERITOR INC                   COM              59001K100  1,434      338,118 SH         SOLE                   338,118
MOTORCAR PTS AMER INC         COM              620071100    485      100,000 SH         SOLE                   100,000
MULTIBAND CORP                COM NEW          62544X209    928      431,410 SH         SOLE                   431,410
NATURAL GAS SERVICES GROUP    COM              63886Q109    825       55,199 SH         SOLE                    55,199
NQ MOBILE INC                 ADR REPSTG CL A  64118U108  3,027      378,328 SH         SOLE                   378,328
ORBCOMM INC                   COM              68555P100  1,309      350,000 SH         SOLE                   350,000
PACER INTL INC TENN           COM              69373H106    873      219,429 SH         SOLE                   219,429
PARKER DRILLING CO            COM              701081101  1,377      325,633 SH         SOLE                   325,633
PIKE ELEC CORP                COM              721283109  1,085      136,461 SH         SOLE                   136,461
PRGX GLOBAL INC               COM NEW          69357C503  4,582      535,310 SH         SOLE                   535,310
PROVIDENCE SVC CORP           COM              743815102  2,611      200,984 SH         SOLE                   200,984
QUATERRA RES INC              COM              747952109    465    1,285,085 SH         SOLE                 1,285,085
REGAL ENTMT GROUP             CL A             758766109  2,385      169,521 SH         SOLE                   169,521
RICKS CABARET INTL INC        COM NEW          765641303  2,284      275,873 SH         SOLE                   275,873
SHUFFLE MASTER INC            COM              825549108    246       15,559 SH         SOLE                    15,559
SILICON GRAPHICS INTL CORP    COM              82706L108  2,466      271,023 SH         SOLE                   271,023
SILICON IMAGE INC             COM              82705T102  1,958      428,413 SH         SOLE                   428,413
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR    82706C108  1,138       77,020 SH         SOLE                    77,020
SONIC AUTOMOTIVE INC          CL A             83545G102    920       48,480 SH         SOLE                    48,480
SORL AUTO PTS INC             COM              78461U101    158       85,300 SH         SOLE                    85,300
STAMPS COM INC                COM NEW          852857200  1,431       61,854 SH         SOLE                    61,854
SUPER MICRO COMPUTER INC      COM              86800U104  2,343      194,747 SH         SOLE                   194,747
SUPPORT COM INC               COM              86858W101  2,754      651,000 SH         SOLE                   651,000
TETRA TECHNOLOGIES INC DEL    COM              88162F105  1,373      227,000 SH         SOLE                   227,000
TRINITY BIOTECH PLC           SPON ADR NEW     896438306  1,937      154,067 SH         SOLE                   154,067
UNIVERSAL ELECTRS INC         COM              913483103  2,785      158,409 SH         SOLE                   158,409
WABASH NATL CORP              COM              929566107  1,911      267,989 SH         SOLE                   267,989
WET SEAL INC                  CL A             961840105  2,635      836,384 SH         SOLE                   836,384
XINYUAN REAL ESTATE CO LTD    SPONS ADR        98417P105  1,458      511,600 SH         SOLE                   511,600